Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

On October 12, 2018, October 18, 2018, November 2, 2018, and December 5, 2018 Relmada closed on its private placement of securities pursuant to Unit Purchase Agreements, dated as of October 12, 2018, October 18, 2018, November 2, 2018 and December 5, 2018 and Subscription Agreements, dated as of October 12, 2018, October 18, 2018, November 2, 2018 and December 5, 2018, with investors pursuant to which the investors at the closings purchased (i) an aggregate of 6,482,671 shares of common stock (the “Shares”) at $0.90 per share and (ii) five-year warrants to purchase an aggregate of 4,213,732 shares of common stock at an exercise price of $1.50 per share (the “Warrants”). The Company received $5,834,407 in gross proceeds from the sale of securities under the Unit Purchase Agreements.

In connection with the closings, the placement agent received cash fees of $563,861 and warrants to purchase 854,334 shares of common stock at an exercise price of $0.99 per share.

As required by the Unit Purchase Agreements, the investors also became parties to Registration Rights Agreements dated as of October 12, 2018, October 18, 2018, November 2, 2018 and December 5, 2018 pursuant to which the Company will be required to register with the Securities and Exchange Commission such common shares and the shares of common stock underlying the warrants. If the registration statement is not filed or declared effective within the timeframe set forth in the Registration Rights Agreements, the Company is obligated to pay the investors an amount equal to 1% of the total purchase price of the securities per month (up to a maximum of 6% in the aggregate) until such failure is cured.

As a result of the closings, the principal and accumulated interest on Relmada’s outstanding 7% Convertible Promissory Notes issued in 2017 and 2018 (see Note 8: Promissory Note) automatically converted into 10,731,669 shares of its common stock, based on a conversion price of $0.72 per share. The derivative liability associated with the conversion feature of the Convertible Promissory Notes, was reclassified as paid in capital in October 2018.

Effective January 1, 2019, Relmada changed its corporate headquarters to 880 3rd Ave, 12th floor, New York, NY 10022. Relmada now occupies a portion of the 12th Floor at 880 3rd Ave. The monthly rental fee for the Premises is $7,513 per month. The Lease Agreement expires on December 31, 2019. Effective January 1, 2019, the Company terminated its current lease agreement for space at 750 Third Avenue, 9th Floor, New York, NY 10017.

NOTE 13 - SUBSEQUENT EVENTS None.